Business combinations - Additional Information (Detail) - USD ($)	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Apr. 16, 2021	Jan. 29, 2021	Oct. 27, 2020
Acquisition Of Escuela de Internet [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired						100.00%
Cash transferred						$ 100
Acquisition Of Escuela de Internet [Member] | Earn Out [Member]
Disclosure of geographical areas [line items]
Contingent consideration recognised as of acquisition date						$ 402,000
Description of basis for determining amount of payment for contingent consideration arrangements and indemnification assets			will depend on the EBITDA of Escuela de Internet from November 2020 to October 2021 and from November 2021 to October 2022.
Contingent consideration recognised			$ 0
Suiteshare [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired				100.00%
Cash transferred	$ 1,816,000	$ 1,816,000	1,816,000
Revenue of combined entity as if combination occurred at beginning of period	401,000
Profit (loss) of combined entity as if combination occurred at beginning of period	66,000
Fair value of acquired receivables	592,000	592,000	592,000
Gross contractual amounts receivable for acquired receivables	102,000	102,000	102,000
Work Area [Member]
Disclosure of geographical areas [line items]
Cash transferred	209,000	209,000	209,000		$ 209,000
Revenue of acquiree since acquisition date		4,103,000
Profit (loss) of acquiree since acquisition date		104,000
Revenue of combined entity as if combination occurred at beginning of period			4,464,000
Profit (loss) of combined entity as if combination occurred at beginning of period			336,000
Fair value of acquired receivables	512,000	512,000	512,000
Gross contractual amounts receivable for acquired receivables	100,000	100,000	100,000
Escuela De Internet [Member]
Disclosure of geographical areas [line items]
Revenue of acquiree since acquisition date		29,000
Fair value of acquired receivables	4,000	4,000	4,000
Gross contractual amounts receivable for acquired receivables	$ 4,000	$ 4,000	$ 4,000